CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [member]		Parent Invested Capital [member]	Treasury shares [member]	Share compensation reserve [member]	Hedging reserve [member]	Translation reserve [member]	Merger reserve [member]	Accumulated losses [member]	Attributable to owners of the company [member]	Non-controlling interest [member]
Share capital, Balance at Dec. 31, 2017	$ 319,262		[1]	$ 313,504	$ 0	$ 0	$ (15)	$ 5,773	$ 0	$ 0	$ 319,262	$ 0
Statement [Line Items]
Loss for the year	(20,640)	0		(13,453)	0	0	0	0	0	(7,187)	(20,640)	0
Other comprehensive income (loss) for the year, net of income tax	(8,563)	0		0		0	(852)	(7,719)	8	0	(8,563)	0
Total comprehensive loss for the year	(29,203)	0		(13,453)	0	0	(852)	(7,719)	8	(7,187)	(29,203)	0
Recognition of share-based compensation from parent company	1,080	0		933	0	0	0	0	0	147	1,080	0
Issue of ordinary shares	0	320,683		(300,984)	0	0	0	(1,337)	(18,362)	0	0	0
Recognition of share-based payments (Note 30)	1,364	0		0	0	1,364	0	0	0	0	1,364	0
Transaction with owners, recognised directly in equity	2,444	320,683		(300,051)	0	1,364	0	(1,337)	(18,362)	147	2,444	0
Share capital, Balance at Dec. 31, 2018	292,503	320,683		0	0	1,364	(867)	(3,283)	(18,354)	(7,040)	292,503	0
Statement [Line Items]
Loss for the year	(43,487)	0		0	0	0	0	0	0	(43,487)	(43,487)	0
Other comprehensive income (loss) for the year, net of income tax	1,759	0		0	0	0	1,040	761	0	(42)	1,759	0
Total comprehensive loss for the year	(41,728)	0		0	0	0	1,040	761	0	(43,529)	(41,728)	0
Recognition of share-based payments (Note 30)	3,156	0		0	0	3,156	0	0	0	0	3,156	0
Acquisition of treasury shares (Note 30)	(1,993)	0		0	(1,993)	0	0	0	0	0	(1,993)	0
Transaction with owners, recognised directly in equity	1,163	0		0	(1,993)	3,156	0	0	0	0	1,163	0
Share capital, Balance at Dec. 31, 2019	251,938	320,683		0	(1,993)	4,520	173	(2,522)	(18,354)	(50,569)	251,938	0
Statement [Line Items]
Loss for the year	(41,100)	0		0	0	0	0	0	0	(38,795)	(38,795)	(2,305)
Other comprehensive income (loss) for the year, net of income tax	(5,903)	0		0	0	0	285	(6,227)	0	39	(5,903)	0
Total comprehensive loss for the year	(47,003)	0		0	0	0	285	(6,227)	0	(38,756)	(44,698)	(2,305)
Recognition of share-based payments (Note 30)	1,847	0		0	0	1,847	0	0	0	0	1,847	0
Treasury shares reissued to employees under the Forfeitable Share Plan (Note 30)	0	0		0	1,606	(2,413)	0	0	0	807	0	0
Transfer of pension fund surplus (Note 20)	3,150	0		0	0	0	0	0	0	3,150	3,150	0
Non-controlling interest on acquisition of a subsidiary (Note 41.1)	44,087	0		0	0	0	0	0	0	0	0	44,087
Transaction with owners, recognised directly in equity	49,084	0		0	1,606	(566)	0	0	0	3,957	4,997	44,087
Share capital, Balance at Dec. 31, 2020	$ 254,019	$ 320,683		$ 0	$ (387)	$ 3,954	$ 458	$ (8,749)	$ (18,354)	$ (85,368)	$ 212,237	$ 41,782

[1]	Amount is less than US$1,000.